UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.4%
	BASIC MATERIALS – 2.0%
7,544	Alcoa, Inc.	$125,306
1,825	PPG Industries, Inc.	375,694
8,260	United States Steel Corp.	319,249
		820,249
	COMMUNICATIONS – 12.8%
14,964	AT&T, Inc.	523,142
8,773	Ciena Corp.*	181,513
6,308	eBay, Inc.*	350,094
9,701	Facebook, Inc. - Class A*	725,829
16,000	Fortinet, Inc.*	412,960
833	Google, Inc. - Class A*	485,106
564	Google, Inc. - Class C*	322,383
7,396	NICE Systems Ltd. - ADR1	291,476
3,874	Splunk, Inc.*	209,002
7,973	Time Warner, Inc.	614,160
10,590	Verizon Communications, Inc.	527,594
7,524	Walt Disney Co.	676,257
		5,319,516
	CONSUMER, CYCLICAL – 11.2%
6,308	Brinker International, Inc.	308,461
14,312	Delta Air Lines, Inc.	566,469
2,700	Foot Locker, Inc.	151,497
10,950	General Motors Co.	381,060
6,308	Hanesbrands, Inc.	647,705
4,035	Harley-Davidson, Inc.	256,465
9,381	Home Depot, Inc.	877,124
8,229	Macy's, Inc.	512,584
3,650	Michael Kors Holdings Ltd.* 1	292,438
4,067	TRW Automotive Holdings Corp.*	391,611
3,478	Wal-Mart Stores, Inc.	262,589
		4,648,003
	CONSUMER, NON-CYCLICAL – 23.7%
2,978	Actavis PLC* 1	675,946
4,003	Amgen, Inc.	557,938
7,044	Colgate-Palmolive Co.	455,958
2,377	Emergent Biosolutions, Inc.*	59,187
5,091	General Mills, Inc.	271,758
7,716	Gilead Sciences, Inc.*	830,087
4,558	Hain Celestial Group, Inc.*	448,325
4,931	Hershey Co.	450,792
1,409	Illumina, Inc.*	252,718
6,244	Johnson & Johnson	647,690

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,754	Kimberly-Clark Corp.	$297,432
14,376	Kroger Co.	732,889
4,300	Mallinckrodt PLC* 1	350,407
2,882	McKesson Corp.	562,077
7,472	PepsiCo, Inc.	691,085
15,657	Pfizer, Inc.	460,159
4,099	Procter & Gamble Co.	340,668
2,690	Roche Holding A.G. - ADR1	98,212
3,682	Sanofi - ADR1	201,405
7,684	St. Jude Medical, Inc.	503,994
7,684	Tyson Foods, Inc. - Class A	292,453
5,875	Universal Health Services, Inc. - Class B	672,335
		9,853,515
	ENERGY – 10.7%
6,308	Baker Hughes, Inc.	436,135
6,340	Chevron Corp.	820,713
6,436	Clean Energy Fuels Corp.*	64,167
6,660	ConocoPhillips	540,925
6,628	Exxon Mobil Corp.	659,221
19,402	Marathon Oil Corp.	808,869
4,195	Royal Dutch Shell PLC - ADR1	355,946
7,076	Schlumberger Ltd.1	775,813
		4,461,789
	FINANCIAL – 15.0%
6,532	Allstate Corp.	401,653
3,298	American Express Co.	295,336
22,604	Ares Capital Corp.	387,659
26,766	Bank of America Corp.	430,665
2,370	BlackRock, Inc.	783,356
15,368	East West Bancorp, Inc.	535,421
4,611	Health Care REIT, Inc. - REIT	311,611
7,300	Hospitality Properties Trust - REIT	214,839
3,757	Jones Lang LaSalle, Inc.	501,973
5,539	Marsh & McLennan Cos., Inc.	294,121
3,907	Prudential Financial, Inc.	350,458
1,441	SVB Financial Group*	160,412
4,451	Travelers Cos., Inc.	421,554
9,669	U.S. Bancorp	408,805
14,696	Wells Fargo & Co.	755,962
		6,253,825
	INDUSTRIAL – 11.4%
5,988	A.O. Smith Corp.	293,891

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,650	Applied Industrial Technologies, Inc.	$177,791
2,562	FEI Co.	215,310
3,907	Flowserve Corp.	296,502
5,603	Honeywell International, Inc.	533,574
1,729	Hubbell, Inc. - Class B	209,036
2,242	Huntington Ingalls Industries, Inc.	228,931
6,532	Middleby Corp.*	563,254
1,633	Raytheon Co.	157,323
2,306	Snap-on, Inc.	288,135
4,099	Union Pacific Corp.	431,502
4,451	United Parcel Service, Inc. - Class B	433,216
7,172	Wabtec Corp.	597,858
2,050	Woodward, Inc.	107,072
5,507	Xylem, Inc.	205,191
		4,738,586
	TECHNOLOGY – 8.7%
5,315	Apple, Inc.	544,787
17,660	EMC Corp.	521,500
15,562	Intel Corp.	543,425
7,204	Lam Research Corp.	518,040
12,775	Microsoft Corp.	580,368
22,000	ON Semiconductor Corp.*	214,720
7,296	Paychex, Inc.	303,878
2,658	QUALCOMM, Inc.	202,274
1,249	Ultimate Software Group, Inc.*	183,591
		3,612,583
	UTILITIES – 3.9%
5,603	American Electric Power Co., Inc.	300,881
7,044	American States Water Co.	227,521
13,864	California Water Service Group	337,727
10,182	NiSource, Inc.	403,920
9,637	Westar Energy, Inc.	355,895
		1,625,944
	TOTAL COMMON STOCKS (Cost $31,376,383)	41,334,010

Principal Amount

	SHORT-TERM INVESTMENTS – 0.5%
$189,212	UMB Money Market Fiduciary, 0.01%2	189,212

	TOTAL SHORT-TERM INVESTMENTS (Cost $189,212)	189,212

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 99.9% (Cost $31,565,595)	$41,523,222
Other Assets in Excess of Liabilities – 0.1%	41,435

TOTAL NET ASSETS – 100.0%	$41,564,657

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Foreign security denominated in U.S. Dollars.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.0%
	BASIC MATERIALS – 3.4%
4,691	Alcoa, Inc.1	$77,918
3,105	Schnitzer Steel Industries, Inc. - Class A1	85,978
2,431	Tronox Ltd. - Class A1 2	73,805
2,133	United States Steel Corp.1	82,440
		320,141
	COMMUNICATIONS – 7.6%
2,746	Blue Nile, Inc.* 1	77,986
2,425	CDW Corp.1	80,122
10,603	Clear Channel Outdoor Holdings, Inc. - Class A1	73,585
2,348	Constant Contact, Inc.* 1	73,187
1,501	EchoStar Corp. - Class A* 1	75,696
2,275	Fortinet, Inc.* 1	58,718
7,238	General Communication, Inc. - Class A* 1	81,355
1,792	InterDigital, Inc.1	79,511
5,045	Lumos Networks Corp.1	73,808
656	Time Warner, Inc.1	50,532
		724,500
	CONSUMER, CYCLICAL – 19.5%
5,510	Build-A-Bear Workshop, Inc.* 1	71,850
3,699	Citi Trends, Inc.* 1	86,039
935	Columbia Sportswear Co1	71,210
641	Domino's Pizza, Inc.1	48,363
2,842	DSW, Inc. - Class A1	87,931
1,561	Foot Locker, Inc.1	87,588
701	GameStop Corp. - Class A1	29,582
1,490	Guess?, Inc.1	34,926
797	Hanesbrands, Inc.1	81,836
754	Harman International Industries, Inc.1	86,770
3,217	Haverty Furniture Cos., Inc.1	74,860
5,598	Hawaiian Holdings, Inc.* 1	87,329
10,470	Isle of Capri Casinos, Inc.* 1	86,587
1,312	Macy's, Inc.1	81,724
2,943	MGM Mirage*1	72,015
4,065	Pantry, Inc.* 1	86,056
1,978	Papa John's International, Inc.1	78,329
6,851	Pep Boys-Manny Moe & Jack* 1	76,183
5,009	Scientific Games Corp. - Class A*	50,841
3,971	Shoe Carnival, Inc.1	85,496
2,738	Southwest Airlines Co.1	87,643
938	Starwood Hotels & Resorts Worldwide, Inc.1	79,299
1,418	TJX Cos., Inc.1	84,527

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
1,241	VF Corp.1	$79,573
932	Yum! Brands, Inc.	67,505
		1,864,062
	CONSUMER, NON-CYCLICAL – 19.4%
2,948	Aaron's, Inc.	75,528
7,354	Achillion Pharmaceuticals, Inc.*	85,086
1,572	Archer-Daniels-Midland Co.1	78,380
1,057	Avis Budget Group, Inc.* 1	71,358
1,188	Barrett Business Services, Inc.1	70,318
664	Bio-Rad Laboratories, Inc. - Class A* 1	79,853
3,580	Booz Allen Hamilton Holding Corp.1	79,404
2,644	Brookdale Senior Living, Inc.* 1	92,408
899	Coca-Cola Enterprises, Inc.1	42,954
7,231	Global Cash Access Holdings, Inc.* 1	56,474
2,964	Ingles Markets, Inc. - Class A1	74,811
4,340	Kelly Services, Inc. - Class A1	72,521
1,580	Kroger Co.1	80,548
907	Manpower, Inc.1	70,365
410	McKesson Corp.1	79,962
838	Mead Johnson Nutrition Co.1	80,113
6,619	Momenta Pharmaceuticals, Inc.* 1	78,038
3,888	MoneyGram International, Inc.* 1	54,665
4,164	NutriSystem, Inc.1	67,957
866	PepsiCo, Inc.1	80,096
2,666	Premier, Inc. - Class A* 1	84,192
2,911	Rent-A-Center, Inc.1	81,101
1,934	Tyson Foods, Inc. - Class A1	73,608
3,287	Viad Corp.1,3	72,117
1,662	West Pharmaceutical Services, Inc.1	72,181
		1,854,038
	ENERGY – 4.0%
2,929	Basic Energy Services, Inc.* 1	70,911
2,703	Callon Petroleum Co.*	29,003
328	Clayton Williams Energy, Inc.* 1	38,848
2,172	Patterson-UTI Energy, Inc.1	75,021
4,716	Pioneer Energy Services Corp.* 1	72,532
3,461	WPX Energy, Inc.* 1	92,132
		378,447
	FINANCIAL – 18.4%
1,272	Allstate Corp.1	78,215
885	American Tower Corp. - REIT1	87,261
1,824	AMERISAFE, Inc.1	68,819

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
7,417	Ashford Hospitality Trust, Inc. - REIT1	$85,963
1,548	CBOE Holdings, Inc.1	82,083
2,911	Columbia Property Trust, Inc. - REIT1	74,725
2,639	CoreSite Realty Corp. - REIT1	92,550
3,810	E*TRADE Financial Corp.* 1	84,811
637	Equity Lifestyle Properties, Inc. - REIT	29,105
7,891	FelCor Lodging Trust, Inc. - REIT1	81,593
2,759	First American Financial Corp.1	78,218
2,379	FNF Group* 1	67,349
2,024	Genworth Financial, Inc. - Class A*	28,721
966	Hanover Insurance Group, Inc.1	61,293
2,170	Hospitality Properties Trust - REIT1	63,863
3,548	Host Hotels & Resorts, Inc. - REIT1	80,965
583	Jones Lang LaSalle, Inc.1	77,895
1,697	LPL Financial Holdings, Inc.1	82,627
4,544	Old Republic International Corp.1	69,750
4,456	Pzena Investment Management, Inc. - Class A1	45,050
1,147	RCS Capital Corp. - Class A	25,429
943	Reinsurance Group of America, Inc.1	78,250
3,528	Selective Insurance Group, Inc.1	84,566
746	Vornado Realty Trust - REIT1	78,979
1,273	Waddell & Reed Financial, Inc. - Class A1	69,378
		1,757,458
	INDUSTRIAL – 17.3%
2,222	ArcBest Corp.1	79,770
2,596	Blount International, Inc.* 1	41,484
3,672	Covanta Holding Corp.1	77,075
1,736	EMCOR Group, Inc.1	74,995
1,011	Fluor Corp.1	74,703
3,390	General Cable Corp.1	72,783
2,560	Gentex Corp.1	75,648
2,189	Granite Construction, Inc.1	77,206
810	Honeywell International, Inc.1	77,136
814	Huntington Ingalls Industries, Inc.1	83,118
975	IDEX Corp.1	75,017
467	Lockheed Martin Corp.1	81,258
6,015	Multi-Fineline Electronix, Inc.*	60,932
941	Nortek, Inc.*	78,404
1,291	PAM Transportation Services, Inc.* 1	47,406
4,260	Quanex Building Products Corp.1	76,936
654	Snap-on, Inc.1	81,717
1,289	Tech Data Corp.* 1	87,007
762	Teledyne Technologies, Inc.* 1	73,967

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
2,590	Tutor Perini Corp.* 1	$77,389
776	Union Pacific Corp.1	81,690
942	United Parcel Service, Inc. - Class B1	91,685
		1,647,326
	TECHNOLOGY – 5.8%
3,668	Acxiom Corp.* 1	68,023
1,645	Aspen Technology, Inc.* 1	67,593
1,888	Broadridge Financial Solutions, Inc.1	80,316
2,169	Engility Holdings, Inc.* 1	76,219
929	Intuit, Inc.1	77,274
6,426	Mercury Systems, Inc.* 1	71,778
962	Netscout Systems, Inc.*	44,319
2,442	Tessera Technologies, Inc.1	72,210
		557,732
	UTILITIES – 1.6%
3,134	Calpine Corp.* 1	74,495
2,325	Unitil Corp.1	75,772
		150,267
	TOTAL COMMON STOCKS (Cost $8,500,920)	9,253,971

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 11.4%
$1,091,269	UMB Money Market Fiduciary, 0.01%3	1,091,269

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,091,269)	1,091,269

	TOTAL INVESTMENTS – 108.4% (Cost $9,592,189)	10,345,240
	Liabilities in Excess of Other Assets – (8.4)%	(798,227)

	TOTAL NET ASSETS – 100.0%	$9,547,013

Number of Shares		Value

	SECURITIES SOLD SHORT – 96.9%
	COMMON STOCKS – 96.9%
	BASIC MATERIALS – 4.9%
(5,594)	American Vanguard Corp.	(75,183)
(914)	BHP Billiton Ltd. - ADR2	(62,728)
(4,116)	Horsehead Holding Corp.*	(83,102)
(4,803)	Intrepid Potash, Inc.*	(73,630)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(2,586)	KapStone Paper and Packaging Corp.*	$(79,494)
(3,472)	Tahoe Resources, Inc.* 2	(88,953)
		(463,090)
	COMMUNICATIONS – 10.0%
(971)	AMC Networks, Inc. - Class A*	(60,760)
(3,417)	America Movil S.A.B. de C.V. - ADR2	(83,751)
(2,459)	HomeAway, Inc.*	(81,639)
(550)	Liberty Media Corp. - Class A*	(27,076)
(1,036)	Liberty Ventures*	(39,461)
(4,925)	Liquidity Services, Inc.*	(75,057)
(181)	Netflix, Inc.*	(86,453)
(904)	NETGEAR, Inc.*	(30,031)
(2,009)	Nexstar Broadcasting Group, Inc. - Class A	(91,691)
(2,938)	Pandora Media, Inc.*	(79,444)
(1,274)	SPS Commerce, Inc.*	(71,268)
(2,490)	Stamps.com, Inc.*	(83,813)
(2,825)	Symantec Corp.	(68,591)
(5,491)	World Wrestling Entertainment, Inc. - Class A	(79,839)
		(958,874)
	CONSUMER, CYCLICAL – 19.7%
(4,779)	AV Homes, Inc.*	(76,129)
(1,249)	Cabela's, Inc.*	(76,214)
(1,756)	CarMax, Inc.*	(92,014)
(1,991)	Conn's, Inc.*	(89,257)
(8,597)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(75,654)
(3,756)	DreamWorks Animation SKG, Inc. - Class A*	(82,012)
(1,661)	Fastenal Co.	(75,210)
(4,562)	International Game Technology	(76,915)
(5,120)	KB Home	(90,880)
(1,698)	Life Time Fitness, Inc.*	(78,278)
(3,447)	M/I Homes, Inc.*	(78,454)
(1,158)	Madison Square Garden Co. - Class A*	(77,424)
(4,036)	MarineMax, Inc.*	(69,661)
(2,929)	MDC Holdings, Inc.	(84,970)
(1,943)	Meritage Homes Corp.*	(80,188)
(1,778)	Popeyes Louisiana Kitchen, Inc.*	(71,298)
(886)	Restoration Hardware Holdings, Inc.*	(74,309)
(2,166)	Ryland Group, Inc.	(80,359)
(9,524)	Standard Pacific Corp.*	(79,716)
(1,237)	Tempur Sealy International, Inc.*	(72,389)
(308)	Tesla Motors, Inc.*	(83,068)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(5,993)	Tile Shop Holdings, Inc.*	$(69,219)
(3,825)	Wesco Aircraft Holdings, Inc.*	(70,150)
(2,944)	William Lyon Homes - Class A*	(75,160)
		(1,878,928)
	CONSUMER, NON-CYCLICAL – 16.9%
(3,553)	ACADIA Pharmaceuticals, Inc.*	(85,201)
(10,882)	AMBEV S.A. - ADR2	(79,330)
(5,438)	Avon Products, Inc.	(76,349)
(368)	Boston Beer Co., Inc. - Class A*	(81,321)
(951)	Coca-Cola Co.	(39,676)
(252)	Cooper Cos., Inc.	(41,084)
(2,210)	CoreLogic, Inc./United States*	(62,477)
(4,387)	Dean Foods Co.	(70,982)
(4,215)	Green Dot Corp. - Class A*	(79,621)
(2,588)	Inter Parfums, Inc.	(78,830)
(4,547)	Keryx Biopharmaceuticals, Inc.*	(82,710)
(504)	Merck & Co., Inc.	(30,295)
(1,692)	Mindray Medical International Ltd. - ADR2	(52,858)
(1,500)	Novo Nordisk A/S - ADR2	(68,940)
(1,572)	Post Holdings, Inc.*	(58,117)
(1,319)	Quest Diagnostics, Inc.	(83,374)
(3,039)	Quidel Corp.*	(71,720)
(223)	Regeneron Pharmaceuticals, Inc.*	(78,166)
(2,025)	Sotheby's	(82,640)
(3,910)	Tumi Holdings, Inc.*	(87,897)
(9,570)	Universal American Corp.*	(81,823)
(627)	WEX, Inc.*	(71,259)
(3,039)	Xoom Corp.*	(69,472)
		(1,614,142)
	DIVERSIFIED – 1.2%
(1,036)	Liberty TripAdvisor Holdings, Inc. - Class A*	(37,058)
(3,767)	National Bank Holdings Corp. - Class A	(76,545)
		(113,603)
	ENERGY – 5.2%
(1,346)	Antero Resources Corp.*	(77,866)
(404)	CARBO Ceramics, Inc.	(43,466)
(1,678)	Geospace Technologies Corp.*	(68,999)
(1,433)	Rosetta Resources, Inc.*	(71,650)
(2,114)	Sanchez Energy Corp.*	(70,164)
(6,095)	Synergy Resources Corp.*	(82,039)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(2,985)	Ultra Petroleum Corp.* 2	$(79,192)
		(493,376)
	FINANCIAL – 20.2%
(4,604)	Acacia Research Corp.	(81,905)
(1,919)	Alexander & Baldwin, Inc.	(78,487)
(4,309)	American Capital Ltd.*	(66,746)
(4,371)	American Homes 4 Rent - REIT	(78,153)
(6,468)	American Realty Capital Properties, Inc. - REIT	(85,119)
(8,597)	Apollo Investment Corp.	(75,396)
(70)	Banco Santander SA - ADR2	(694)
(8,453)	BankFinancial Corp.	(91,377)
(1,243)	Extra Space Storage, Inc. - REIT	(65,506)
(5,130)	Flagstar Bancorp, Inc.*	(89,416)
(5,069)	FXCM, Inc. - Class A	(73,450)
(7,204)	Glimcher Realty Trust - REIT	(80,901)
(4,318)	Golub Capital BDC, Inc.	(76,385)
(1,611)	Greenhill & Co., Inc.	(78,971)
(400)	Intercontinental Exchange, Inc.	(75,600)
(2,598)	Kennedy-Wilson Holdings, Inc.	(67,860)
(9,525)	MGIC Investment Corp.*	(80,296)
(2,075)	National Retail Properties, Inc. - REIT	(77,066)
(5,733)	NewStar Financial, Inc.*	(66,102)
(3,752)	Parkway Properties, Inc. - REIT	(77,854)
(1,263)	Phoenix Cos., Inc.*	(77,662)
(3,012)	Prospect Capital Corp.	(31,054)
(5,520)	Radian Group, Inc.	(80,371)
(3,138)	The St. Joe Co.*	(67,969)
(5,119)	Stonegate Mortgage Corp.*	(74,277)
(1,590)	WageWorks, Inc.*	(65,603)
(906)	WP Carey, Inc. - REIT	(61,862)
		(1,926,082)
	INDUSTRIAL – 12.0%
(3,893)	Advanced Energy Industries, Inc.*	(74,940)
(1,382)	Astronics Corp.*	(86,707)
(414)	Chart Industries, Inc.*	(27,692)
(1,086)	Colfax Corp.*	(69,080)
(999)	Eaton Corp. PLC2	(69,740)
(2,248)	FLIR Systems, Inc.	(75,960)
(4,572)	GenCorp, Inc.*	(84,262)
(851)	Genesee & Wyoming, Inc. - Class A*	(83,679)
(3,270)	InvenSense, Inc.*	(84,530)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
(5,564)	Louisiana-Pacific Corp.*	$(79,398)
(388)	Martin Marietta Materials, Inc.	(50,812)
(2,103)	Northwest Pipe Co.*	(77,727)
(3,232)	Ply Gem Holdings, Inc.*	(38,105)
(993)	Proto Labs, Inc.*	(74,713)
(2,792)	Roadrunner Transportation Systems, Inc.*	(70,303)
(1,946)	Trex Co., Inc.*	(73,170)
(836)	Universal Display Corp.*	(29,043)
		(1,149,861)
	TECHNOLOGY – 4.3%
(7,218)	Applied Micro Circuits Corp.*	(61,136)
(3,909)	GT Advanced Technologies, Inc.*	(69,619)
(4,829)	RealPage, Inc.*	(77,844)
(996)	SAP A.G. - ADR2	(77,618)
(2,718)	Ultratech, Inc.*	(70,288)
(618)	Workday, Inc. - Class A*	(56,281)
		(412,786)
	UTILITIES – 2.5%
(1,151)	Integrys Energy Group, Inc.	(78,141)
(1,493)	NRG Yield, Inc. - Class A	(81,204)
(2,129)	Piedmont Natural Gas Co., Inc.	(79,625)
		(238,970)
	TOTAL COMMON STOCKS (Proceeds $8,916,115)	(9,249,712)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,916,115)	$(9,249,712)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short.
2 Foreign security denominated in U.S. Dollars.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.5%
	BASIC MATERIALS – 2.9%
28,596	A Schulman, Inc.	$1,110,383
5,905	Neenah Paper, Inc.	322,826
		1,433,209
	COMMUNICATIONS – 6.6%
25,672	Dice Holdings, Inc.*	217,955
8,616	ePlus, Inc.*	503,777
52,383	Intelsat S.A.* 1	918,798
11,000	Lionbridge Technologies, Inc.*	51,040
5,442	Media General, Inc.*	83,861
23,397	VASCO Data Security International, Inc.*	345,574
38,012	West Corp.	1,127,436
		3,248,441
	CONSUMER, CYCLICAL – 12.3%
466	Citi Trends, Inc.*	10,839
24,163	Daktronics, Inc.	317,985
5,000	Flexsteel Industries, Inc.	175,200
6,353	Hooker Furniture Corp.	94,914
879	International Speedway Corp. - Class A	29,438
16,576	Jack in the Box, Inc.	985,443
8,891	Jamba, Inc.*	129,898
46,545	Marcus Corp.	847,584
39,229	Marine Products Corp.	316,970
50,254	Modine Manufacturing Co.*	714,612
5,400	Movado Group, Inc.	200,502
5,808	PC Connection, Inc.	131,725
22,927	ScanSource, Inc.*	884,065
8,200	Shoe Carnival, Inc.	176,546
2,348	Skechers U.S.A., Inc. - Class A*	137,053
2,455	Strattec Security Corp.	196,989
12,555	Universal Electronics, Inc.*	686,382
		6,036,145
	CONSUMER, NON-CYCLICAL – 15.7%
9,874	Almost Family, Inc.*	276,275
16,823	AMN Healthcare Services, Inc.*	254,364
27,871	ARC Document Solutions, Inc.*	226,313
17,787	Calavo Growers, Inc.	692,804
37,338	Exactech, Inc.*	891,631
30,962	Fresh Del Monte Produce, Inc.1	988,926
19,457	Hackett Group, Inc.	121,995
15,689	Korn/Ferry International*	474,592
8,227	Lannett Co., Inc.*	323,979
7,800	National Healthcare Corp.	446,940

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
12,731	Natus Medical, Inc.*	$357,868
2,960	On Assignment, Inc.*	87,498
21,869	Pilgrim's Pride Corp.*	653,227
60,423	Select Medical Holdings Corp.	847,130
53,012	Symmetry Medical, Inc.*	488,771
48,910	Synutra International, Inc.*	277,320
5,076	Triple-S Management Corp. - Class B* 1	97,155
4,400	Utah Medical Products, Inc.	229,196
		7,735,984
	ENERGY – 5.5%
19,760	EnLink Midstream LLC	812,136
52,327	Jones Energy, Inc. - Class A*	1,005,725
19,519	Matrix Service Co.*	550,631
21,291	Pioneer Energy Services Corp.*	327,455
		2,695,947
	FINANCIAL – 27.4%
20,425	1st Source Corp.	612,954
15,743	Aviv REIT, Inc. - REIT	460,640
64,192	Cedar Realty Trust, Inc. - REIT	415,322
10,619	Central Pacific Financial Corp.	186,682
2,100	Credit Acceptance Corp.*	258,804
12,266	FBL Financial Group, Inc. - Class A	574,417
15,691	First Bancorp/Troy NC	278,829
18,616	Global Indemnity PLC* 1	503,377
30,393	Great Southern Bancorp, Inc.	962,546
7,656	Greenlight Capital Re Ltd. - Class A* 1	261,912
25,672	Guaranty Bancorp	357,611
6,917	Horace Mann Educators Corp.	206,127
18,169	MainSource Financial Group, Inc.	313,415
32,846	Marcus & Millichap, Inc.*	995,891
15,707	Navigators Group, Inc.*	1,009,175
66,246	OneBeacon Insurance Group Ltd. - Class A1	1,061,923
26,461	Preferred Bank/Los Angeles CA*	635,593
6,324	Primerica, Inc.	318,287
53,938	Pzena Investment Management, Inc. - Class A	545,313
13,909	Safety Insurance Group, Inc.	767,777
9,811	Saul Centers, Inc. - REIT	489,078
18,953	Sierra Bancorp	329,214
39,201	Symetra Financial Corp.	954,152
12,024	Tompkins Financial Corp.	550,579
3,818	WesBanco, Inc.	118,549

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
21,668	West Bancorporation, Inc.	$326,104
		13,494,271
	INDUSTRIAL – 14.9%
1,774	Astronics Corp.*	111,301
39,486	Benchmark Electronics, Inc.*	972,540
12,900	Chase Corp.	457,950
3,500	Columbus McKinnon Corp.	87,710
12,000	CTS Corp.	212,760
8,681	Ducommun, Inc.*	269,632
51,859	Electro Scientific Industries, Inc.	384,794
79,799	Graphic Packaging Holding Co.*	1,020,629
4,000	John Bean Technologies Corp.	116,200
13,204	Kadant, Inc.	523,406
5,127	Littelfuse, Inc.	471,223
81,825	NL Industries, Inc.	719,242
8,373	NN, Inc.	244,324
16,252	Park Electrochemical Corp.	457,331
17,972	Sanmina Corp.*	421,983
8,576	Teledyne Technologies, Inc.*	832,472
		7,303,497
	TECHNOLOGY – 8.0%
10,806	Datalink Corp.*	133,346
9,201	Electronics For Imaging, Inc.*	405,212
4,365	Intersil Corp. - Class A	65,671
18,238	Manhattan Associates, Inc.*	526,713
8,380	Omnicell, Inc.*	235,897
99,838	Pericom Semiconductor Corp.*	976,416
47,684	QLogic Corp.*	431,540
17,277	SS&C Technologies Holdings, Inc.*	781,957
7,905	Super Micro Computer, Inc.*	193,594
3,354	Verint Systems, Inc.*	168,136
		3,918,482
	UTILITIES – 4.2%
33,601	California Water Service Group	818,521
6,990	El Paso Electric Co.	274,987
16,359	Middlesex Water Co.	335,850
19,192	Unitil Corp.	625,467
		2,054,825
	TOTAL COMMON STOCKS (Cost $45,384,753)	47,920,801

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

TOTAL INVESTMENTS – 97.5% (Cost $45,384,753)	47,920,801
Other Assets in Excess of Liabilities – 2.5%	1,241,097

TOTAL NET ASSETS – 100.0%	$49,161,898

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

* Non-income producing security.
1 Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.6%
	BASIC MATERIALS – 5.1%
3,586	Dow Chemical Co.	$192,030
2,529	International Paper Co.	122,530
1,967	RPM International, Inc.	92,705
		407,265
	COMMUNICATIONS – 7.4%
4,456	AT&T, Inc.	155,782
5,473	Cisco Systems, Inc.	136,770
923	Harris Corp.	65,893
3,506	Symantec Corp.	85,126
2,930	Verizon Communications, Inc.	145,972
		589,543
	CONSUMER, CYCLICAL – 4.9%
3,144	General Motors Co.	109,411
1,565	Home Depot, Inc.	146,328
1,860	Wal-Mart Stores, Inc.	140,430
		396,169
	CONSUMER, NON-CYCLICAL – 20.0%
2,357	Abbott Laboratories	99,560
2,328	AbbVie, Inc.	128,692
2,315	Altria Group, Inc.	99,730
2,716	Archer-Daniels-Midland Co.	135,420
3,010	ConAgra Foods, Inc.	96,922
1,873	Eli Lilly & Co.	119,048
1,298	Johnson & Johnson	134,641
1,833	KAR Auction Services, Inc.	55,283
4,349	Merck & Co., Inc.	261,418
7,172	Pfizer, Inc.	210,785
1,351	Philip Morris International, Inc.	115,619
1,739	Procter & Gamble Co.	144,528
		1,601,646
	ENERGY – 13.0%
1,485	Chevron Corp.	192,233
2,663	ConocoPhillips	216,289
2,114	Exxon Mobil Corp.	210,258
1,445	Occidental Petroleum Corp.	149,890
1,592	Phillips 66	138,536
3,144	Spectra Energy Corp.	130,979
		1,038,185
	FINANCIAL – 30.2%
1,083	ACE Ltd.1	115,155
1,833	Aflac, Inc.	112,253

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
1,699	American Financial Group, Inc.	$101,889
1,391	Ameriprise Financial, Inc.	174,932
2,141	Arthur J. Gallagher & Co.	101,119
3,412	BB&T Corp.	127,370
388	BlackRock, Inc.	128,246
1,579	CME Group, Inc.	120,872
2,020	HCP, Inc. - REIT	87,527
3,064	Invesco Ltd.1	125,134
4,148	JPMorgan Chase & Co.	246,598
1,619	Liberty Property Trust - REIT	57,345
2,221	Marsh & McLennan Cos., Inc.	117,935
909	PNC Financial Services Group, Inc.	77,038
3,439	Prologis, Inc. - REIT	140,793
1,311	Prudential Financial, Inc.	117,597
1,351	State Street Corp.	97,312
3,010	U.S. Bancorp	127,263
4,590	Wells Fargo & Co.	236,110
		2,412,488
	INDUSTRIAL – 11.1%
1,525	Boeing Co.	193,370
1,083	Eaton Corp. PLC1	75,604
2,756	Exelis, Inc.	47,376
7,614	General Electric Co.	197,812
963	Lockheed Martin Corp.	167,562
963	Union Pacific Corp.	101,375
1,003	United Technologies Corp.	108,304
		891,403
	TECHNOLOGY – 5.7%
1,659	Fidelity National Information Services, Inc.	94,148
3,305	Hewlett-Packard Co.	125,590
2,315	Maxim Integrated Products, Inc.	71,510
3,573	Microsoft Corp.	162,322
		453,570
	UTILITIES – 1.2%
1,833	American Electric Power Co., Inc.	98,432

	TOTAL COMMON STOCKS (Cost $7,732,144)	7,888,701

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.4%
$112,076	UMB Money Market Fiduciary, 0.01%2	$112,076

	TOTAL SHORT-TERM INVESTMENTS (Cost $112,076)	112,076

	TOTAL INVESTMENTS – 100.0% (Cost $7,844,220)	8,000,777
	Liabilities in Excess of Other Assets – 0.0%	(1,020)

	TOTAL NET ASSETS – 100.0%	$7,999,757

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1 Foreign security denominated in U.S. Dollars.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (formerly known as Zacks Multi-Cap Opportunities Fund), Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund and Zacks Small-Cap Core Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Taxes
At August 31, 2014, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$31,627,608	$9,595,723	$45,387,724	$7,844,220

Gross unrealized appreciation	$10,112,907	$904,320	$3,597,104	$240,929
Gross unrealized depreciation	(217,293)	(154,803)	(1,064,027)	(84,372)
Net unrealized appreciation on investments	$9,895,614	$749,517	$2,533,077	$156,557

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$41,334,010	$-	$-	$41,334,010
Short-Term Investments	189,212	-	-	189,212
Total Investments	$41,523,222	$-	$-	$41,523,222
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$9,253,971	$-	$-	$9,253,971
Short-Term Investments	1,091,269	-	-	1,091,269
Total Assets	$10,345,240	$-	$-	$10,345,240

Liabilities
Securities Sold Short
Common Stocks1	$(9,249,712)	$-	$-	$(9,249,712)
Total Liabilities	$(9,249,712)	$-	$-	$(9,249,712)

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2014 (Unaudited)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$47,920,801	$-	$-	$47,920,801
Short-Term Investments	-	-	-	-
Total Investments	$47,920,801	$-	$-	$47,920,801
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$7,888,701	$-	$-	$7,888,701
Short-Term Investments	112,076	-	-	112,076
Total Investments	$8,000,777	$-	$-	$8,000,777

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/14